Tower Obligations - Future Minimum Payments (Details) $ in Millions	Dec. 31, 2017 USD ($)
Leases [Abstract]
Tower obligation payments, due 2018	$ 189
Tower obligation payments, due 2019 and 2020	379
Tower obligation payments, due 2021 and 2022	381
Tower obligation payments due thereafter	$ 1,000